Borrowed Funds - Summary of Securities Sold Under Agreements to Repurchase (Detail) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Balance at period end	$ 3,146,000	$ 3,494,000	$ 5,840,000
Average balance during the period	$ 3,881,000	$ 5,948,000	$ 7,486,000
Average interest rate during the period	0.19%	0.19%	0.15%
Maximum month-end balance during the period	$ 6,286,000	$ 8,031,000	$ 10,838,000